Warrant Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Warrant Liability [Abstract]
WARRANT LIABILITY

NOTE 16 – WARRANT LIABILITY

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in FASBASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815. The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations.

In connection with the registered direct offering closed on July 27, 2022, the Company issued to an investor a warrant to purchase up to 4,530,000 ordinary shares at an exercise price of $4.49 per share. The warrant became exercisable on January 27, 2023 and will expire on January 26, 2028.

The warrants meet the definition of a derivative under FASB ASC 815, as the Company cannot avoid a net cash settlement under certain circumstances. The fair value of the warrant liabilities was measured using a Black–Scholes model. Significant inputs into the model as of the reporting period begin remeasurement dates, and as of the reporting period end remeasurement dates are as follows:

	Ordinary Share Warrants September 30, 2025	Ordinary Share Warrants December 31, 2024

Share price	$1.32	$1.94
Exercise price	$4.49	$4.49
Expected term (years)	1.16	1.54
Risk-free interest rate	3.96%	4.2%
Expected volatility	90.00%	100.00%

The warrants outstanding and fair values at each of the respective valuation dates are summarized below:

	As of
	September 30, 2025	December 31, 2024
Number of ordinary share warrants	4,530,000	4,530,000
Fair value of the warrants	$521,838	$2,338,223

The fair value of the warrants was classified as a liability of $2,338,223 as of December 31, 2024. For the nine months ended September 30, 2025, the Company recognized a gain of $1,816,385 for the investor warrant from the change in fair value of the warrant liability. As a result, the warrant liability is carried on the consolidated balance sheets at the fair value of $521,838 for the investor warrant, collectively, as of September 30, 2025.

NOTE 17 – WARRANT LIABILITY

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in FASBASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815. The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations.

In connection with the registered direct offering closed on July 27, 2022, the Company issued to an investor a warrant to purchase up to 4,530,000 ordinary shares at an exercise price of $4.49 per share. The warrant became exercisable on January 27, 2023 and will expire on January 26, 2028.

The warrants meet the definition of a derivative under FASB ASC 815, as the Company cannot avoid a net cash settlement under certain circumstances. The fair value of the warrant liabilities was measured using a Black–Scholes model. Significant inputs into the model as of the reporting period begin remeasurement dates, and as of the reporting period end remeasurement dates are as follows:

	Ordinary Share Warrants	Ordinary Share Warrants
	December 31, 2024	December 31, 2023

Share price	$1.94	$2.79
Exercise price	$4.49	$4.49
Expected term (years)	1.54	2.04
Risk-free interest rate	4.2%	4.2%
Expected volatility	100.00%	80.00%

The warrants outstanding and fair values at each of the respective valuation dates are summarized below:

	As of
	December 31, 2024	December 31, 2023
Number of ordinary share warrants	4,530,000	4,530,000
Fair value of the warrants	$2,338,223	$4,084,605

The fair value of the warrants was classified as a liability of $4,084,605 as of December 31, 2023. For the year ended December 31, 2024, the Company recognized a gain of $1,746,382 for the investor warrant from the change in fair value of the warrant liability. As a result, the warrant liability is carried on the consolidated balance sheets at the fair value of $2,338,223 for the investor warrant, collectively, as of December 31, 2024.